1
Gabelli International Growth Fund, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 98.6%
CONSUMER DISCRETIONARY  — 20.9%
900 adidas AG ................................................ $ 209,723
1,800 Christian Dior SE ...................................... 1,221,458
7,150 Cie Financiere Richemont SA, Cl. A ........... 906,297
18,000 Entain plc† ............................................... 385,578
500 Fast Retailing Co. Ltd. ............................... 256,329
725 Hermes International ................................ 1,026,127
1,300 Shimano Inc. ............................................ 297,711
5,600 Sony Group Corp. ..................................... 576,104
8,000 Universal Music Group NV ........................ 213,553
5,092,880
HEALTH CARE  — 19.0%
5,500 AstraZeneca plc ........................................ 729,372
1,500 EssilorLuxottica SA .................................. 274,336
2,300 Gerresheimer AG ...................................... 168,008
1,500 Hoya Corp. ............................................... 170,937
6,500 Koninklijke Philips NV ............................... 198,209
375 Lonza Group AG ....................................... 271,726
3,000 M3 Inc. .................................................... 108,348
7,250 Novartis AG .............................................. 636,489
7,000 Novo Nordisk A/S, Cl. B ............................ 776,413
2,200 Roche Holding AG, Genusschein ............... 870,456
19,400 Smith & Nephew plc ................................. 308,555
1,400 Sysmex Corp. ........................................... 101,398
4,614,247
CONSUMER STAPLES - FOOD, BEVERAGE, AND
TOBACCO  — 14.3%
4,170 Danone SA ............................................... 230,363
15,000 Diageo plc ................................................ 760,869
3,500 Heineken NV ............................................ 334,705
11,000 Kobe Bussan Co. Ltd. ............................... 338,522
8,600 Nestlé SA ................................................. 1,118,160
4,500 Nomad Foods Ltd.† .................................. 101,610
2,750 Pernod Ricard SA ..................................... 604,206
3,488,435
INDUSTRIALS  — 11.3%
1,600 DSV A/S ................................................... 306,649
15,000 Epiroc AB, Cl. B ........................................ 270,816
2,400 FANUC Corp. ............................................ 421,224
7,000 Jardine Matheson Holdings Ltd. ................ 384,010
4,300 Nidec Corp. .............................................. 339,627
1,500 SMC Corp. ............................................... 838,491
500 Teleperformance ....................................... 190,449
2,751,266
INFORMATION TECHNOLOGY  — 10.1%
415 ASML Holding NV .................................... 277,312
2,580 Keyence Corp. .......................................... 1,196,353
6,800 Murata Manufacturing Co. Ltd. ................. 447,935
1,240 SOITEC† .................................................. 232,605
Shares
Market
Value
7,000 STMicroelectronics NV ............................. $ 304,248
2,458,453
MATERIALS  — 9.0%
7,000 Agnico Eagle Mines Ltd. ........................... 428,680
2,218 Air Liquide SA .......................................... 388,026
24,512 Barrick Gold Corp. .................................... 601,279
8,125 Rio Tinto plc ............................................. 649,566
2,800 Wheaton Precious Metals Corp. ................ 133,224
2,200,775
FINANCIALS  — 7.6%
30,000 AIA Group Ltd. ......................................... 313,256
1,300 Euronext NV ............................................. 118,102
32,000 Investor AB, Cl. B ..................................... 695,304
10,000 Kinnevik AB, Cl. B† ................................... 260,761
11,700 Prudential plc ........................................... 172,730
709 S&P Global Inc. ........................................ 290,818
1,850,971
CONSUMER STAPLES - HOUSEHOLD AND PERSONAL
PRODUCTS  — 6.4%
2,300 L'Oreal SA ................................................ 918,724
1,300 Reckitt Benckiser Group plc ...................... 99,172
6,000 Shiseido Co. Ltd. ...................................... 303,051
5,000 Unilever plc .............................................. 225,981
1,546,928
TOTAL COMMON STOCKS .................. 24,003,955
WARRANTS  — 0.0%
CONSUMER DISCRETIONARY  — 0.0%
14,300 Cie Financiere Richemont SA, expire
11/22/23† ............................................. 11,297
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.4%
$ 340,000 U.S. Treasury Bills,
0.497% to 0.501%††, 06/23/22 ............ 339,636
TOTAL INVESTMENTS — 100.0%
(Cost $13,267,759) ............................... $ 24,354,888
† Non-income producing security.
†† Represents annualized yields at date of purchase.

Gabelli International Growth Fund, Inc.
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Geographic Diversification
% of
Market
Value
Market
Value
Europe .............................. 67.6% $ 16,467,955
Japan ............................... 22.2 5,396,030
North America ...................... 7.4 1,793,637
Asia/Pacific ......................... 2.8 697,266
100.0% $ 24,354,888